Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	330,000,000	120,000,000	120,000,000
Common Stock, shares issued	35,436,000	20,622,000	19,928,000
Common Stock, shares outstanding	35,436,000	20,622,000	19,928,000
Previously Reported [Member]
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common Stock, shares authorized		330,000,000
Common Stock, shares issued		8,584,000
Common Stock, shares outstanding		8,584,000
Founders Convertible Preferred Stock [Member]
Temporary equity, shares authorized	0
Temporary equity, shares issued	0	10,402,000
Temporary equity, shares outstanding	0
Temporary equity, liquidation preference	$ 0
Founders Convertible Preferred Stock [Member] | Previously Reported [Member]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares authorized		10,500,000
Temporary equity, shares outstanding		10,402,000
Temporary equity, liquidation preference		$ 2,080
Series A1 Preferred Stock [Member]
Temporary equity, par value	$ 0.0001
Temporary equity, shares authorized	0
Temporary equity, shares issued	0
Temporary equity, shares outstanding	0
Temporary equity, liquidation preference	$ 0
Series A1 Preferred Stock [Member] | Previously Reported [Member]
Temporary equity, par value		$ 0.0001
Temporary equity, shares authorized		5,000,000
Temporary equity, shares issued		4,316,000
Temporary equity, shares outstanding		4,316,000
Temporary equity, liquidation preference		$ 4,316
Series A2 Preferred Stock [Member]
Temporary equity, par value	$ 0.0001
Temporary equity, shares authorized	0
Temporary equity, shares issued	0
Temporary equity, shares outstanding	0
Temporary equity, liquidation preference	$ 0
Series A2 Preferred Stock [Member] | Previously Reported [Member]
Temporary equity, par value		$ 0.0001
Temporary equity, shares authorized		4,000,000
Temporary equity, shares issued		2,545,000
Temporary equity, shares outstanding		2,545,000
Temporary equity, liquidation preference		$ 4,454
Founder Convertible Preferred Stock [Member]
Temporary equity, par value		$ 0.0001	$ 0.0001
Temporary equity, shares authorized		10,500,000	10,500,000
Temporary equity, shares issued		10,402,000	10,402,000
Temporary equity, shares outstanding		10,402,000	10,402,000
Temporary equity, liquidation preference		$ 2,080	$ 2,080
Series A1 Convertible Preferred Stock [Member]
Temporary equity, par value		$ 0.0001	$ 0.0001
Temporary equity, shares authorized		5,000,000	9,000,000
Temporary equity, shares issued		4,316,000	4,166,000
Temporary equity, shares outstanding		4,316,000	4,166,000
Temporary equity, liquidation preference		$ 4,316	$ 4,166
Series A2 Convertible Preferred Stock [Member]
Temporary equity, par value		$ 0.0001	$ 0.0001
Temporary equity, shares authorized		4,000,000	9,000,000
Temporary equity, shares issued		2,545,000	2,288,000
Temporary equity, shares outstanding		2,545,000	2,288,000
Temporary equity, liquidation preference		$ 4,454	$ 4,004
Series B Convertible Preferred Stock [Member]
Temporary equity, par value		$ 0.0001	$ 0.0001
Temporary equity, shares authorized		0	20,000,000
Temporary equity, shares issued		0	0
Temporary equity, shares outstanding		0	0